Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
10)	Property, plant and equipment

Cost of property, plant and equipment is as follows (in millions of Mexican pesos):

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2016	1,105	4,859	22,560	155	129	3,293	32,101

Additions		36	2,817	4	2	181	3,040
Translation adjustments	(11)	(119)	(572)	(1)	(2)	(40)	(745)
Balance as of December 31, 2017	1,094	4,776	24,805	158	129	3,434	34,396

Additions	137	90	1,305	1	11	1,370	2,914
Translation adjustments	(14)	(186)	(543)		(1)	(4)	(748)
Balance as of December 31, 2018	$1,217	$4,680	$25,567	$159	$139	$4,800	$36,562

Accumulated depreciation of property, plant and equipment is as follows (in millions of Mexican pesos):

	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of December 31, 2016	1,005	16,457	78	70	17,610

Depreciation expense	35	1,297	3	6	1,341
Translation effects	(7)	(280)	(1)	(4)	(292)
Balance as of December 31, 2017	1,033	17,474	80	72	18,659

Depreciation expense	37	1,057	3	5	1,102
Translation effects	(15)	(151)	(2)	(2)	(170)
Balance as of December 31, 2018	$1,055	$18,380	$81	$75	$19,591

The depreciation expense for the years ended December 31, 2018, and 2017 amounted to $ 1,102,331 and $ 1,340,375, respectively.

The net book value of property, plant and equipment is as follows (in millions of Mexican pesos):

Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance as of December 31, 2016	$1,105	$3,854	$6,103	$77	$59	$3,293	$14,491

Balance as of December 31, 2017	$1,094	$3,743	$7,331	$78	$57	$3,434	$15,737

Balance as of December 31, 2018	$1,217	$3,625	$7,187	$78	$64	$4,800	$16,971

As of December 31, 2014, Republic had invested USD$158.8 million in an electric arc furnace and associated equipment at its steelmaking facility in Lorain, Ohio, USA, to meet growing customer demand for the Company's SBQ (special bar quality) steel. The location was chosen for its strategic proximity to customers and its skilled workforce. The construction of the Lorain electric arc furnace began mid-year 2012 and the Company began steelmaking operations in July 2014. The amounts above include USD $ 45.4 million capitalized from labor and manufacturing overhead related to the construction of the furnace and is presented as a component of machinery and equipment.

In June 2015, Republic Steel temporarily suspended operations in the newly constructed electric arc furnace at the Lorain facility in response to the severe economic downturn in the exploration for oil and gas sector, following the sharp drop in the price of oil which has led to significant market declines and demand for steel product, for those markets. As a consequence of this event, management determined a triggering event took place to where the long-lived assets at the Lorain facility may not be fully recoverable. Management performed an analysis of the fair value of the Lorain facility with the assistance of an independent valuation firm and determined that net book value exceeded the fair value by approximately USD$130.7 million and as such recognized an asset impairment of this amount during the year ended December 31, 2015. The fair value determination at the Lorain facility was based on an independent valuation of the assets using the comparable match method of the market approach to determine fair value. The income approach was not considered an appropriate fair value measurement due to the absence of reliable forecast data on the future behavior of oil market.

Subsequent to December 31, 2015, the entire Lorain facility was temporarily idled effective March 31, 2016 and management has no near-term plans to restart the facility, and the expectation is that it will be restarted when oil and gas market conditions improve substantially, particularly in the oil and gas drilling industry. The Company has property, machinery, and equipment with a net book value of approximately USD$ 32.7 and USD$ 32.2 million as of December 31, 2018 and 2017, pertaining to the Lorain, Ohio facility after recording the impairment charge of USD$ 130.7 million as mentioned above. The impairment charge did not impact the operations or future cash flows of the Company, as it was a provision and not a cash expenditures. Management further assessed if there were any impairments at the Company's other cash generating units and determined that as of December 31, 2016 no other cash generating units were impaired based on current projections.